Principal accounting policies - Intangible assets, net (Details)	12 Months Ended
Dec. 31, 2021
Computer software and systems | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Useful life (in years)	2 years
Computer software and systems | Maximum
Finite Lived Intangible Assets [Line Items]
Useful life (in years)	5 years
Developed technologies
Finite Lived Intangible Assets [Line Items]
Useful life (in years)	5 years
Customer relationship | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Useful life (in years)	4 years
Customer relationship | Maximum
Finite Lived Intangible Assets [Line Items]
Useful life (in years)	5 years
Brand name
Finite Lived Intangible Assets [Line Items]
Useful life (in years)	4 years
Contract backlog
Finite Lived Intangible Assets [Line Items]
Useful life (in years)	3 years
Advertising contract
Finite Lived Intangible Assets [Line Items]
Useful life (in years)	30 years